CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥) ¥ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 335,643	$ 50,162	¥ 300,533	¥ 203,188
Cost of revenue	(171,822)	(25,679)	(109,444)	(85,349)
Gross profit	163,821	24,483	191,089	117,839
General and administrative expenses	(128,906)	(19,265)	(92,932)	(42,071)
Sales and marketing expenses	(33,783)	(5,049)	(36,565)	(12,563)
Operating income	1,132	169	61,592	63,205
Subsidy income	4,150	620	2,432	579
Interest income, net	6,756	1,010	5,546	3,037
Other expenses, net	(3,311)	(495)	(1,302)	(1,089)
Fair value change of warrants | ¥				(28,473)
Income before income taxes and loss from equity method investments	8,727	1,304	68,268	37,259
Income tax expense	(10,116)	(1,512)	(26,424)	(19,804)
Loss from equity method investments	(81)	(12)		(116)
Net income (loss)	(1,470)	(220)	41,844	17,339
Net loss attributable to non-controlling interests	(869)	(130)	(2,529)	(327)
Net income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ (601)	$ (90)	¥ 44,373	¥ 17,666
Net income (loss) per ordinary share:
- Basic | (per share)	¥ (0.02)	$ (0.004)	¥ 2.15	¥ 0.97
- Diluted | (per share)	¥ (0.02)	$ (0.004)	¥ 1.98	¥ 0.94
Weighted average shares used in calculating net income (loss) per ordinary share:
- Basic	24,053,492	24,053,492	17,057,056	14,000,000
- Diluted	24,053,492	24,053,492	18,524,644	14,470,129